Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 309,571	$ 685,362
Bank deposits	541,967	346,663
Restricted deposits	60	60
Trade receivables	12,710	6,342
Other receivables	11,290	6,491
Inventory	18,390	19,400
Total current assets	893,988	1,064,318
Restricted deposits	881	850
Investment in securities	138,446	114,984
Deferred tax		115
Other receivables		809
Property plant and equipment, net	16,716	5,843
Right-of-use assets	12,072	16,539
Intangible assets	2,235
Total non-current assets	170,350	139,140
Total assets	1,064,338	1,203,458
Liabilities
Trade payables	4,696	3,722
Financial derivatives and deferred consideration		8,798
Other payables	29,738	24,150
Current portion of other long-term liability	38	363
Total current liabilities	34,472	37,033
Liability in respect of government grants	1,895	1,492
Employee benefits	2,773	1,462
Liability in respect of warrants		69
Lease liability	8,742	12,374
Deferred tax liabilities	75
Loan from banks	595	736
Total non-current liabilities	14,080	16,133
Total liabilities	48,552	53,166
Non-controlling interests	1,011	767
Share capital	400,700	388,406
Share premium and capital reserves	1,299,542	1,296,194
Treasury shares	(97,896)	(1,509)
Foreign currency translation reserve	2,929	583
Remeasurement of net defined benefit liability (IAS 19)	707	2,508
Accumulated loss	(591,207)	(536,657)
Equity attributable to owners of the Company	1,014,775	1,149,525
Total equity	1,015,786	1,150,292
Total liabilities and equity	$ 1,064,338	$ 1,203,458